Note 8 - Premises and Equipment - Components of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Premises and equipment	$ 3,872	$ 3,504
Accumulated depreciation	(1,646)	(1,446)
Premises and equipment, net	2,226	2,058
Land and Land Improvements [Member]
Premises and equipment	292	298
Building [Member]
Premises and equipment	1,695	1,456
Leasehold Improvements [Member]
Premises and equipment	441	439
Furniture and Fixtures [Member]
Premises and equipment	$ 1,444	$ 1,311